Document and Entity Information	Oct. 27, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	001-36473
Entity Registrant Name	Trinseo PLC
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	00-0000000
Entity Address State Or Province	PA
Entity Address, Address Line One	440 East Swedesford Road
Entity Address, Adress Line Two	Suite 301
Entity Address, City or Town	Wayne
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	240-3200
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	TSEOF
Entity Emerging Growth Company	false
Entity Central Index Key	0001519061
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false